UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     	Inroads Capital Management, L.L.C.
Address:	One Riverway
                Suite 2020
                Houston, TX 77056

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Michael A. Meagher
Title:  Chief Investment Officer
Phone:  713-595-1462
Signature, Place and Date of Signing:

      Michael A. Meagher     Houston, Texas     April 26, 2011


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.




                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		58

Form 13F Information Table Value Total: 	$117,195


List of Other Included Managers:		None




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts, Inc.       COM              00751Y106     2981    45433 SH       Sole                                      45433
Aetna Inc.                     COM              00817Y108     2591    69224 SH       Sole                                      69224
Affiliated Managers Group      COM              008252108     3228    29516 SH       Sole                                      29516
Allstate Corp                  COM              020002101      455    14330 SH       Sole                                      14330
Arrow Electronics Inc          COM              042735100      630    15044 SH       Sole                                      15044
Becton Dickson Co.             COM              075887109      437     5484 SH       Sole                                       5484
Biogen Idec Inc                COM              09062X103     3160    43006 SH       Sole                                      43006
Capital One Financial Co.      COM              14040H105     1871    36016 SH       Sole                                      36016
Coca Cola Co.                  COM              191216100      492     7411 SH       Sole                                       7411
DPL Inc                        COM              233293109     3615   131886 SH       Sole                                     131886
DTE Energy Company             COM              233331107     3154    64429 SH       Sole                                      64429
Darden Restaurants Inc         COM              237194105     2283    46465 SH       Sole                                      46465
EBAY Inc.                      COM              278642103     3568   114940 SH       Sole                                     114940
El Paso Corp.                  COM              28336L109      618    34358 SH       Sole                                      34358
Energen Corp                   COM              29265N108     1993    31568 SH       Sole                                      31568
Exxon Mobil Corp.              COM              30231G102     4515    53672 SH       Sole                                      53672
FMC Technologies Inc.          COM              30249U101      661     6996 SH       Sole                                       6996
Federal National Mtg Assn      COM              313586109       79   200580 SH       Sole                                     200580
Fiserv Inc.                    COM              337738108     3921    62518 SH       Sole                                      62518
Freeport-McMoran Copper & Gold COM              35671D857      546     9826 SH       Sole                                       9826
Frontier Oil Corp              COM              35914P105     3950   134731 SH       Sole                                     134731
Hasbro Inc.                    COM              418056107      485    10364 SH       Sole                                      10364
Helmerich and Payne            COM              423452101     3155    45925 SH       Sole                                      45925
Hess Corp                      COM              42809h107      584     6854 SH       Sole                                       6854
Hewlett-Packard Co.            COM              428236103      720    17584 SH       Sole                                      17584
Hologic Inc.                   COM              436440101      522    23534 SH       Sole                                      23534
Huntington Ingalls Industrie   COM              446413106      302     7283 SH       Sole                                       7283
Ingram Micro Inc. - A          COM              457153104     3099   147358 SH       Sole                                     147358
Intel Corp.                    COM              458140100      437    21678 SH       Sole                                      21678
International Business Machine COM              459200101     3260    19993 SH       Sole                                      19993
J2 Global Communications Inc.  COM              46626E205     2801    94937 SH       Sole                                      94937
Jabil Circuit Inc.             COM              466313103     2706   132476 SH       Sole                                     132476
KBR, Inc.                      COM              48242w106      616    16300 SH       Sole                                      16300
Kla-Tencor Corporation         COM              482480100     3770    79674 SH       Sole                                      79674
LSI Logic Corp.                COM              502161102      517    75999 SH       Sole                                      75999
Lam Research Corp.             COM              512807108     3751    66206 SH       Sole                                      66206
Liberty Media Interactive      COM              53071m104     2905   181099 SH       Sole                                     181099
Loews Corp.                    COM              540424108     2625    60918 SH       Sole                                      60918
Lubrizol Corp.                 COM              549271104      660     4929 SH       Sole                                       4929
McGraw-Hill Companies Inc.     COM              580645109     3737    94843 SH       Sole                                      94843
Microsoft Corp.                COM              594918104      275    10830 SH       Sole                                      10830
Mylan Laboratories Inc.        COM              628530107      505    22293 SH       Sole                                      22293
Northrop Grumman Corp.         COM              666807102     2744    43758 SH       Sole                                      43758
Owens Corning                  COM              690742101     4223   117327 SH       Sole                                     117327
Patterson-UTI Energy Inc       COM              703481101     3433   116821 SH       Sole                                     116821
Philip Morris International In COM              718172109     3290    50127 SH       Sole                                      50127
SLM Corp.                      COM              78442P106     3372   220406 SH       Sole                                     220406
Schlumberger LTD               COM              806857108      359     3846 SH       Sole                                       3846
Southwest Airlines Co.         COM              844741108      126    10000 SH       Sole                                      10000
St. Jude Medical Inc.          COM              790849103     3239    63197 SH       Sole                                      63197
Texas Instruments Inc.         COM              882508104     3232    93522 SH       Sole                                      93522
Thermo Electron Corp.          COM              883556102     3073    55315 SH       Sole                                      55315
Tidewater Inc.                 COM              886423102     3314    55378 SH       Sole                                      55378
Wal-Mart Stores Inc.           COM              931142103      201     3867 SH       Sole                                       3867
Williams Cos Inc.              COM              969457100     3744   120067 SH       Sole                                     120067
Xilinx Inc.                    COM              983919101      567    17280 SH       Sole                                      17280
aVinci Media Corp.com          COM              053728101        0    10000 SH       Sole                                      10000
Sentinel Small Company - A     FUND             817270804       93 10969.997 SH      Sole                                  10969.997